DERIVATIVE INSTRUMENTS (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($) $ / R$	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges [line items]
Non deliverable forward foreign exchange contract | R$	R$ 88.2	R$ 418.2
At fair value [member]
Disclosure of detailed information about hedges [line items]
Prices specified in forward agreements to purchase financial assets for cash			$ 3,000,000	$ 3,500,000
Minimum
Disclosure of detailed information about hedges [line items]
Closing foreign exchange rate | $ / R$			4.37
Maximum
Disclosure of detailed information about hedges [line items]
Prices specified in forward agreements to purchase financial assets for cash			$ 4.45